Note 7 Changes in gross accounting balances of loans and advances at amortized cost (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in gross accounting balances and allowances of loans and advances at amortized cost [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 455,016	€ 413,585
Gross carrying amount loans and advances at amortized cost	507,842	455,016	€ 413,585
Changes in gross accounting balances of loans and advances at amortized cost [Member]
Changes in gross accounting balances and allowances of loans and advances at amortized cost [Line Items]
Gross carrying amount loans and advances at amortized cost	455,016	413,585	389,073
Transfers of financial assets	0	0	0
Transfers from stage 1 to stage 2	0	0	0
Transfers from stage 2 to stage 1	0	0	0
Transfers to stage 3	0	0	0
Transfers from stage 3	0	0	0
Net annual origination of financial assets	70,335	58,952	31,764
Becoming write offs	(4,165)	(3,594)	(3,150)
Methodological changes and adoption of new standards	0
Net foreign exchange loss	(12,996)	(15,203)	(3,838)
Increase (decrease) through other movements, financial assets	290	144	401
Other impairment losses	(124)	1,131	(665)
Gross carrying amount loans and advances at amortized cost	508,355	455,016	413,585
Stage 1 [Member] | Changes in gross accounting balances of loans and advances at amortized cost [Member]
Changes in gross accounting balances and allowances of loans and advances at amortized cost [Line Items]
Gross carrying amount loans and advances at amortized cost	409,023	361,186	341,944
Transfers of financial assets	(6,114)	(4,032)	(11,647)
Transfers from stage 1 to stage 2	(11,473)	(11,840)	(18,172)
Transfers from stage 2 to stage 1	6,746	9,830	7,639
Transfers to stage 3	(2,784)	(3,260)	(3,203)
Transfers from stage 3	1,397	1,238	2,089
Net annual origination of financial assets	71,144	64,222	34,334
Becoming write offs	(428)	(333)	(186)
Methodological changes and adoption of new standards	0
Net foreign exchange loss	(11,291)	(13,508)	(2,833)
Increase (decrease) through other movements, financial assets	(23)	29	(60)
Other impairment losses	450	1,460	(365)
Gross carrying amount loans and advances at amortized cost	462,761	409,023	361,186
Stage 2 [Member] | Changes in gross accounting balances of loans and advances at amortized cost [Member]
Changes in gross accounting balances and allowances of loans and advances at amortized cost [Line Items]
Gross carrying amount loans and advances at amortized cost	31,780	37,953	33,636
Transfers of financial assets	4,337	1,625	10,463
Transfers from stage 1 to stage 2	11,473	11,840	18,172
Transfers from stage 2 to stage 1	(6,746)	(9,830)	(7,639)
Transfers to stage 3	(1,704)	(1,949)	(2,297)
Transfers from stage 3	1,314	1,564	2,226
Net annual origination of financial assets	(2,835)	(6,378)	(5,233)
Becoming write offs	(104)	(112)	(76)
Methodological changes and adoption of new standards	0
Net foreign exchange loss	(1,310)	(1,137)	(635)
Increase (decrease) through other movements, financial assets	133	78	(16)
Other impairment losses	(754)	(250)	(187)
Gross carrying amount loans and advances at amortized cost	31,248	31,780	37,953
Stage 3 [Member] | Changes in gross accounting balances of loans and advances at amortized cost [Member]
Changes in gross accounting balances and allowances of loans and advances at amortized cost [Line Items]
Gross carrying amount loans and advances at amortized cost	14,213	14,446	13,493
Transfers of financial assets	1,777	2,407	1,184
Transfers from stage 1 to stage 2	0	0	0
Transfers from stage 2 to stage 1	0	0	0
Transfers to stage 3	4,488	5,208	5,500
Transfers from stage 3	(2,711)	(2,801)	(4,316)
Net annual origination of financial assets	2,025	1,108	2,663
Becoming write offs	(3,634)	(3,149)	(2,889)
Methodological changes and adoption of new standards	0
Net foreign exchange loss	(394)	(557)	(369)
Increase (decrease) through other movements, financial assets	180	36	476
Other impairment losses	180	(78)	(112)
Gross carrying amount loans and advances at amortized cost	€ 14,346	€ 14,213	€ 14,446